UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – September 30, 2014 (Unaudited)

Principal Amount		Market Value

	Corporate Bonds — 40.7%

	Financials — 11.3%
$233,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$226,010
172,000	Ally Financial, Inc., 8.000%, 11/1/31	214,140
175,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	179,077
300,000	Bank of America Corp.,
	5.200%, 12/29/49(A)	282,000
100,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	109,816
155,000	Boston Properties LP, 3.850%, 2/1/23	158,373
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	325,993
125,000	Citigroup, Inc., 3.375%, 3/1/23	123,081
300,000	Citigroup, Inc., 5.350%, 4/29/49(A)	280,500
300,000	Fifth Third Bancorp,
	4.900%, 12/29/49(A)	293,580
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	267,443
300,000	General Electric Capital Corp.,
	6.250%, 12/22/49(A)	323,250
155,000	General Electric Capital Corp. MTN
	MTN, 4.650%, 10/17/21	170,728
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	127,489
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)†	304,350
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	208,177
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	172,113
135,000	JPMorgan Chase & Co.,
	4.350%, 8/15/21	144,302
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	285,750
300,000	Morgan Stanley, 5.450%, 7/29/49(A)	297,750
160,000	Omega Healthcare Investors, Inc., REIT,
	144a, 4.950%, 4/1/24	162,800
231,000	PHH Corp., 6.375%, 8/15/21	226,380
160,000	PNC Bank NA, 2.700%, 11/1/22	152,605
250,000	Simon Property Group LP,
	2.750%, 2/1/23	239,386
275,000	Wells Fargo & Co., 5.900%, 12/12/49(A)	280,156
		5,555,249

	Consumer Discretionary — 7.1%
230,000	AutoNation, Inc., 5.500%, 2/1/20	250,700
215,000	CBS Corp., 4.900%, 8/15/44	212,524
233,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	244,650
233,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	239,699
275,000	Comcast Corp., 4.650%, 7/15/42	283,964
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	199,353
233,000	DISH DBS Corp., 6.750%, 6/1/21	250,475
205,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	219,121
165,000	General Motors Co., 3.500%, 10/2/18	167,681
150,000	Home Depot, Inc., 5.950%, 4/1/41	186,867
116,000	MGM Resorts International,
	6.750%, 10/1/20	123,540
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	302,588
175,000	News America, Inc., 6.900%, 3/1/19	207,453
214,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	223,095
175,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	185,206
175,000	Viacom, Inc., 6.250%, 4/30/16	189,387
		3,486,303

	Energy — 6.6%
185,000	Access Midstream Partners LP / ACMP
	Finance Corp., 5.875%, 4/15/21	195,175
375,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	348,977
250,000	BP Capital Markets PLC (United
	Kingdom), 3.994%, 9/26/23	258,708
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	190,752
115,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	117,731
265,000	CNOOC Finance 2012 Ltd. (Virgin
	Islands), 144a, 3.875%, 5/2/22	265,464
245,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	271,644
215,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	236,919
231,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	226,958
260,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	246,900
233,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	240,864
250,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	252,705
225,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	239,062
156,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	177,060
		3,268,919

	Industrials — 3.4%
200,000	Air Lease Corp., 5.625%, 4/1/17	215,750
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	314,377
175,000	FedEx Corp., 5.100%, 1/15/44	187,686
116,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	110,200

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 40.7% (Continued)

	Industrials — (Continued)
$180,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	$203,525
200,000	Republic Services, Inc., 3.550%, 6/1/22	203,248
235,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	236,028
175,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	190,312
		1,661,126

	Telecommunication Services — 2.6%
220,000	Orange SA (France), 2.750%, 2/6/19	222,627
233,000	T-Mobile USA, Inc., 6.731%, 4/28/22	238,242
233,000	UPCB Finance III Ltd. (Cayman Islands),
	144a, 6.625%, 7/1/20	243,508
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	332,748
254,000	Windstream Corp., 6.375%, 8/1/23	245,110
		1,282,235

	Consumer Staples — 2.6%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	288,116
295,000	Cargill, Inc., 144a, 1.900%, 3/1/17	299,129
240,000	CVS Caremark Corp., 2.250%, 12/5/18	240,870
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	198,097
233,000	Post Holdings, Inc., 7.375%, 2/15/22	230,670
		1,256,882

	Utilities — 2.2%
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	71,691
275,000	Dominion Resources, Inc.,
	5.750%, 10/1/54(A)	278,144
145,000	Iberdrola International BV,
	6.750%, 7/15/36	177,894
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	145,000
230,000	NRG Energy, Inc., 6.625%, 3/15/23	236,900
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	179,075
		1,088,704

	Materials — 2.0%
233,000	ArcelorMittal (Luxembourg),
	6.000%, 3/1/21	244,941
155,000	Domtar Corp., 10.750%, 6/1/17	187,517
175,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	180,250
175,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	171,311
175,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	204,047
		988,066

	Health Care — 1.5%
233,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	246,980
31,000	Select Medical Corp., 6.375%, 6/1/21	31,000
265,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	274,938
185,000	Ventas Realty LP, 1.550%, 9/26/16	186,272
		739,190

	Information Technology — 1.4%
450,000	Apple, Inc., 1.000%, 5/3/18	438,895
100,000	Intel Corp., 3.300%, 10/1/21	102,850
125,000	Oracle Corp., 3.875%, 7/15/20	133,633
		675,378
	Total Corporate Bonds	$20,002,052

	U.S. Government Mortgage-Backed
	Obligations — 22.4%
67,021	FHLMC, Pool #A56988, 5.500%, 2/1/37	74,614
248,244	FHLMC, Pool #A95946, 4.000%, 1/1/41	261,709
267,102	FHLMC, Pool #A96485, 4.500%, 1/1/41	289,758
110,505	FHLMC, Pool #G03217, 5.500%, 9/1/37	123,183
51,083	FHLMC, Pool #G03781, 6.000%, 1/1/38	57,535
118,768	FHLMC, Pool #G06031, 5.500%, 3/1/40	132,319
25,443	FNMA, Pool #254759, 4.500%, 6/1/18	26,881
13,536	FNMA, Pool #535290, 8.000%, 5/1/30	16,026
9,959	FNMA, Pool #561741, 7.500%, 1/1/31	11,706
29,886	FNMA, Pool #889734, 5.500%, 6/1/37	33,283
97,411	FNMA, Pool #899079, 5.000%, 3/1/37	107,439
43,208	FNMA, Pool #933806, 5.000%, 5/1/38	47,656
20,909	FNMA, Pool #974401, 4.500%, 4/1/23	22,533
30,776	FNMA, Pool #974403, 4.500%, 4/1/23	33,149
54,981	FNMA, Pool #984256, 5.000%, 6/1/23	59,505
40,731	FNMA, Pool #995220, 6.000%, 11/1/23	44,809
39,024	FNMA, Pool #995472, 5.000%, 11/1/23	42,403
165,719	FNMA, Pool #AB1149, 5.000%, 6/1/40	183,241
119,808	FNMA, Pool #AB1800, 4.000%, 11/1/40	126,764
919,831	FNMA, Pool #AB5910, 3.000%, 8/1/32	937,384
98,941	FNMA, Pool #AB5989, 2.500%, 8/1/27	100,096
235,594	FNMA, Pool #AD3795, 4.500%, 4/1/40	254,795
361,743	FNMA, Pool #AD9150, 5.000%, 8/1/40	401,567
549,856	FNMA, Pool #AE0548, 4.500%, 11/1/40	594,786
68,668	FNMA, Pool #AE0831, 6.000%, 9/1/39	77,528
319,200	FNMA, Pool #AE4429, 4.000%, 10/1/40	336,845
35,402	FNMA, Pool #AH2666, 4.000%, 1/1/26	37,794
61,463	FNMA, Pool #AH3493, 4.000%, 2/1/26	65,618
186,544	FNMA, Pool #AI0805, 4.500%, 7/1/41	201,803
154,812	FNMA, Pool #AI2999, 3.500%, 6/1/26	163,051
116,131	FNMA, Pool #AI6697, 3.000%, 9/1/26	120,004
594,784	FNMA, Pool #AJ5457, 4.000%, 11/1/41	628,417
631,482	FNMA, Pool #AL0054, 4.500%, 2/1/41	683,176
134,099	FNMA, Pool #AL2663, 4.000%, 1/1/26	143,102
487,511	FNMA, Pool #AL3318, 3.500%, 3/1/43	500,606
395,151	FNMA, Pool #AU3789, 2.500%, 8/1/28	399,766
359,305	FNMA, Pool #MA0885,
	3.500%, 10/1/31	375,084
504,736	FNMA, Pool #MA1175, 3.000%, 9/1/42	498,861
364,597	FNMA, Pool #MA1543, 3.500%, 8/1/33	380,236

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	U.S. Government Mortgage-Backed
	Obligations — 22.4% (Continued)
$597,137	GNMA, Pool #4853, 4.000%, 11/20/40	$635,551
408,481	GNMA, Pool #4883, 4.500%, 12/20/40	445,568
177,817	GNMA, Pool #736696, 4.500%, 5/15/40	193,523
34,764	GNMA, Pool #748495, 4.000%, 8/15/40	36,956
14,780	GNMA, Pool #8503, 1.625%, 9/20/24(A)	15,184
534,910	GNMA, Pool #AD1745,
	3.000%, 2/20/43	540,829
532,824	GNMA, Pool #MA1157,
	3.500%, 7/20/43	551,693
	Total U.S. Government
	Mortgage-Backed Obligations	$11,014,336

	U.S. Treasury Obligations — 17.6%
1,000,000	U.S. Treasury Note, 0.250%, 11/30/15	1,000,625
110,000	U.S. Treasury Note, 1.750%, 9/30/19	109,855
2,575,000	United States Treasury Inflation
	Indexed Bonds, 0.625%, 1/15/24	2,642,479
4,055,000	United States Treasury Inflation
	Indexed Bonds, 1.625%, 1/15/18	4,897,334
	Total U.S. Treasury Obligations	$8,650,293

	Commercial Mortgage-Backed Securities — 4.4%
118,629	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.892%, 5/10/45(A)	119,156
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	371,328
219,483	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.731%, 4/10/49(A)	224,738
350,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.304%, 6/15/34(A)	350,131
127,112	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	128,460
116,377	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	116,351
375,000	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.156%, 11/5/30(A)	375,000
325,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	336,681
138,586	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	140,742
	Total Commercial
	Mortgage-Backed Securities	$2,162,587

	Asset-Backed Securities — 3.8%
397,000	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	394,562
370,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	371,287
375,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class A3, 144a,
	0.910%, 4/16/18	375,735
321,174	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	277,320
175,968	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	178,385
275,000	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class A3,
	0.820%, 2/15/18	275,279
	Total Asset-Backed Securities	$1,872,568

	Municipal Bonds — 1.5%

	California — 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	193,856

	Georgia — 0.5%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	233,668

	Ohio — 0.6%
275,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	286,632
	Total Municipal Bonds	$714,156

	Non-Agency Collateralized Mortgage
	Obligations — 1.3%
52,012	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33(B)	53,104
211,553	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	214,779
161,730	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	133,124
167,835	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	150,701
109,318	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	102,382
	Total Non-Agency Collateralized
	Mortgage Obligations	$654,090

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Sovereign Bond — 0.6%
$275,000	Province of Quebec Canada, 2.625%,
	2/13/23	$269,600

	Agency Collateralized Mortgage
	Obligation — 0.0%
16,314	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	17,213

Shares

	Preferred Stocks — 1.5%

	Financials — 1.4%
11,688	Bank of New York Mellon Corp.,
	5.200%	269,408
525	BB&T Corp., 5.200%	11,361
11,330	GMAC Capital Trust I, 8.125%(A)	301,491
169	Kimco Realty Corp., 5.625%	3,973
1,149	PNC Financial Services Group, Inc.,
	5.375%	26,197
1,174	Public Storage, Ser W, 5.200%	26,509
1,892	State Street Corp., 5.900%(A)	48,530
219	SunTrust Banks, Inc., 5.875%	5,049
987	US BanCorp. MN, 5.150%	22,248

	Utilities — 0.1%
7	DTE Energy Co., 5.250%	162
1,375	PPL Capital Funding, Inc., 5.900%	33,522
	Total Preferred Stocks	$748,450

	Investment Funds — 6.7%
311,850	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	311,850
2,993,336	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	2,993,336
	Total Investment Funds	$3,305,186

	Total Investment Securities —100.5%
	(Cost $49,051,198)	$49,410,531

	Liabilities in Excess of
	Other Assets — (0.5%)	(261,914)

	Net Assets — 100.0%	$49,148,617

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2014.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $301,307.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $4,895,254 or 10.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$20,002,052	$—	$20,002,052
U.S. Government Mortgage-Backed Obligations	—	11,014,336	—	11,014,336
U.S. Treasury Obligations	—	8,650,293	—	8,650,293
Commercial Mortgage-Backed Securities	—	2,162,587	—	2,162,587
Asset-Backed Securities	—	1,872,568	—	1,872,568
Municipal Bonds	—	714,156	—	714,156
Non-Agency Collateralized Mortgage Obligations	—	654,090	—	654,090
Sovereign Bond	—	269,600	—	269,600
Agency Collateralized Mortgage Obligations	—	17,213	—	17,213
Preferred Stocks	748,450	—	—	748,450
Investment Funds	3,305,186	—	—	3,305,186
				$49,410,531

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.4%

Consumer Discretionary — 26.9%
Bright Horizons Family Solutions, Inc.*	7,500	$315,450
Choice Hotels International, Inc.	14,500	754,000
Container Store Group, Inc. (The)*†	3,300	71,841
DeVry Education Group, Inc.	5,000	214,050
Dick's Sporting Goods, Inc.	13,500	592,380
Interval Leisure Group, Inc.	12,000	228,600
LKQ Corp.*	9,000	239,310
Lumber Liquidators Holdings, Inc.*†	6,300	361,494
Manchester United PLC - Class A,
(United Kingdom)*†	17,018	280,457
Marriott Vacations Worldwide Corp.*	8,100	513,621
Morningstar, Inc.	2,000	135,800
Panera Bread Co. - Class A*	1,880	305,914
Penn National Gaming, Inc.*	32,000	358,720
Pinnacle Entertainment, Inc.*	14,000	351,260
Under Armour, Inc. - Class A*	11,000	760,100
Vail Resorts, Inc.	11,500	997,740
		6,480,737

Financials — 21.1%
Alexander's, Inc. REIT	716	267,720
Alexandria Real Estate Equities, Inc. REIT	2,500	184,375
American Assets Trust, Inc. REIT	3,700	121,989
Arch Capital Group Ltd. (Bermuda)*	22,000	1,203,840
Artisan Partners Asset Management, Inc.
- Class A	5,000	260,250
Carlyle Group LP (The)†	12,200	371,612
Cohen & Steers, Inc.†	9,500	365,180
Douglas Emmett, Inc. REIT	15,500	397,885
Financial Engines, Inc.	10,846	371,097
Gaming and Leisure Properties, Inc. REIT	12,947	400,062
LaSalle Hotel Properties REIT	7,500	256,800
Oaktree Capital Group LLC†	4,993	255,142
Primerica, Inc.	13,000	626,860
		5,082,812

Industrials — 16.1%
Advisory Board Co. (The)*	4,000	186,360
Colfax Corp.*	7,700	438,669
Copart, Inc.*	8,000	250,520
Generac Holdings, Inc.*†	8,000	324,320
Genesee & Wyoming, Inc. - Class A*	12,000	1,143,720
Masonite International Corp.*	2,000	110,760
Middleby Corp.*	9,000	793,170
Rexnord Corp.*	6,721	191,212
Trex Co., Inc.*	6,762	233,762
Valmont Industries, Inc.†	1,500	202,395
		3,874,888

Information Technology — 12.3%
Advent Software, Inc.	10,000	315,600
Benefitfocus, Inc.*†	11,750	316,545
Booz Allen Hamilton Holding Corp.	11,770	275,418
Bottomline Technologies de, Inc.*	2,500	68,975
CoStar Group, Inc.*	5,700	886,578
Guidewire Software, Inc.*	5,604	248,481
Manhattan Associates, Inc.*	7,600	253,992
Shutterstock, Inc.*	1,000	71,380
SS&C Technologies Holdings, Inc.*	12,215	536,116
		2,973,085

Consumer Staples — 6.7%
Boston Beer Co., Inc. (The) - Class A*†	729	161,663
Church & Dwight Co., Inc.	4,500	315,720
TreeHouse Foods, Inc.*	7,500	603,750
United Natural Foods, Inc.*	8,500	522,410
		1,603,543

Energy — 5.1%
Atlas Energy LP	4,695	206,580
RSP Permian, Inc.*	6,500	166,140
SEACOR Holdings, Inc.*	1,400	104,720
Susser Petroleum Partners LP	1,900	104,500
Targa Resources Corp.	4,700	639,999
		1,221,939

Utilities — 4.3%
ITC Holdings Corp.	29,000	1,033,270

Health Care — 3.0%
Acadia Pharmaceuticals, Inc.*	1,100	27,236
Brookdale Senior Living, Inc.*	2,500	80,550
Community Health Systems, Inc.*	9,000	493,110
IDEXX Laboratories, Inc.*	787	92,732
Neogen Corp.*	1,000	39,500
		733,128

Telecommunication Services — 1.0%
Iridium Communications, Inc.*†	28,000	247,800

Materials — 0.9%
CaesarStone Sdot - Yam Ltd. (Israel)	4,214	217,780
Total Common Stocks		$23,468,982

Investment Funds — 13.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	2,512,542	2,512,542
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	703,140	703,140
Total Investment Funds		$3,215,682

Total Investment Securities —110.8%
(Cost $14,912,111)		$26,684,664

Liabilities in Excess of Other Assets — (10.8%)		(2,596,950)

Net Assets — 100.0%		$24,087,714

*	Non-income producing security.

**	Represents collateral for securities loaned.

6

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $2,424,415.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,468,982	$—	$—	$23,468,982
Investment Funds	3,215,682	—	—	3,215,682
				$26,684,664

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone High Yield Fund – September 30, 2014 (Unaudited)

Principal Amount		Market Value

	Corporate Bonds — 100.9%

	Consumer Discretionary — 21.2%
$64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	$68,240
139,000	AMC Networks, Inc., 7.750%, 7/15/21	151,510
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	34,320
28,000	CBS Outdoor Americas Capital LLC /
	CBS Outdoor Americas Capital
	Corp., 144a, 5.250%, 2/15/22	27,965
47,000	CBS Outdoor Americas Capital LLC /
	CBS Outdoor Americas Capital
	Corp., 144a, 5.875%, 3/15/25	47,235
38,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	39,615
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	36,750
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	54,524
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	51,610
14,000	DISH DBS Corp., 5.875%, 7/15/22	14,280
100,000	DISH DBS Corp., 6.750%, 6/1/21	107,500
35,000	DISH DBS Corp., 7.875%, 9/1/19	39,550
35,000	DR Horton, Inc., 3.750%, 3/1/19	34,038
13,000	DR Horton, Inc., 4.375%, 9/15/22	12,512
32,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	30,960
10,000	Gannett Co., Inc., 144a,
	5.125%, 10/15/19	10,100
20,000	Gannett Co., Inc., 144a,
	5.500%, 9/15/24	19,700
226,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	265,550
40,000	KB Home, 7.000%, 12/15/21	41,700
23,000	Lamar Media Corp., 5.875%, 2/1/22	23,690
45,000	LIN Television Corp., 6.375%, 1/15/21	45,338
19,000	LKQ Corp., 4.750%, 5/15/23	18,335
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	33,360
24,000	Men's Wearhouse, Inc. (The), 144a,
	7.000%, 7/1/22	24,240
105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	114,450
200,000	MGM Resorts International,
	5.250%, 3/31/20	200,000
20,000	Netflix, Inc., 144a, 5.750%, 3/1/24	20,600
163,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	161,778
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	43,255
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	57,570
91,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	94,868
28,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	27,300
10,000	Service Corp. International/US,
	5.375%, 1/15/22	10,100
85,000	Service Corp. International/US,
	8.000%, 11/15/21	99,450
87,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	85,695
103,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	104,802
101,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	105,292
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	36,210
93,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	93,465
17,000	Standard Pacific Corp.,
	8.375%, 1/15/21	19,465
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	40,660
41,000	Tenneco, Inc., 6.875%, 12/15/20	43,255
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,125
25,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	25,312
26,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	26,195
31,000	Weyerhaeuser Real Estate Co., 144a,
	4.375%, 6/15/19	30,302
16,000	William Lyon Homes, Inc.,
	5.750%, 4/15/19	15,720
3,000	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp., 7.750%, 8/15/20	3,185
		2,727,676

	Energy — 20.2%
50,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	51,312
108,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	110,430
32,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	33,280
13,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	12,675
109,000	Bill Barrett Corp., 7.000%, 10/15/22	108,182
69,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	72,105
132,000	California Resources Corp., 144a,
	5.500%, 9/15/21	133,980
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	136,240
50,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	51,375

8

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 100.9% (Continued)

	Energy — (Continued)
$7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	$6,755
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	33,280
16,000	CONSOL Energy, Inc., 8.250%, 4/1/20	16,720
19,000	CONSOL Energy, Inc., 144a,
	5.875%, 4/15/22	18,715
39,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	39,098
134,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	133,330
85,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	83,512
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	69,580
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	51,940
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	23,155
12,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	12,525
69,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	66,412
58,000	Kinder Morgan, Inc/DE, 144a,
	5.625%, 11/15/23	61,625
38,000	Linn Energy LLC / Linn Energy Finance
	Corp., 6.250%, 11/1/19	37,098
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	33,080
125,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	128,125
38,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	39,140
25,000	NuStar Logistics LP, 4.800%, 9/1/20	24,345
16,000	NuStar Logistics LP, 6.750%, 2/1/21	17,400
40,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	42,200
42,000	Pacific Drilling SA (Luxembourg), 144a,
	5.375%, 6/1/20	38,430
170,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	170,425
56,000	Peabody Energy Corp.,
	6.000%, 11/15/18	54,880
33,000	QEP Resources, Inc., 6.800%, 3/1/20	34,898
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 7/15/22	16,830
96,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	98,640
21,000	Sanchez Energy Corp., 144a,
	6.125%, 1/15/23	20,796
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	173,040
82,000	SemGroup Corp., 7.500%, 6/15/21	86,100
33,000	Seventy Seven Energy, Inc., 144a,
	6.500%, 7/15/22	32,422
21,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	21,735
200,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	200,000
		2,595,810

	Industrials — 12.1%
61,000	ADT Corp. (The), 3.500%, 7/15/22	52,765
13,000	ADT Corp. (The), 6.250%, 10/15/21†	13,455
41,000	AECOM Technology Corp., 144a,
	5.750%, 10/15/22	41,154
50,000	AECOM Technology Corp., 144a,
	5.875%, 10/15/24	50,312
77,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	78,540
100,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	100,250
49,729	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	51,221
66,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	64,102
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	16,490
33,000	Anixter, Inc., 5.125%, 10/1/21	32,588
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	34,825
6,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	6,008
7,000	Building Materials Corp. of America,
	144a, 6.750%, 5/1/21	7,332
120,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	123,600
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	26,670
69,000	Cenveo Corp., 144a, 6.000%, 8/1/19	64,688
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	28,800
75,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	80,250
33,000	Griffon Corp., 5.250%, 3/1/22	31,432
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	102,006
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	143,640
59,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	56,050
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	83,415

9

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 100.9% (Continued)

	Industrials — (Continued)
$25,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	$24,188
27,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	27,118
7,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	7,770
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	37,440
15,000	Titan International, Inc.,
	6.875%, 10/1/20	14,700
16,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	15,920
1,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,062
57,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	61,988
30,000	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	31,050
45,000	West Corp., 144a, 5.375%, 7/15/22	41,512
		1,552,341

	Financials — 9.8%
11,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	10,670
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	5,820
200,000	Ally Financial, Inc., 3.500%, 1/27/19	194,500
50,000	Ally Financial, Inc., 8.000%, 11/1/31	62,250
208,000	CIT Group, Inc., 5.000%, 8/15/22	208,520
17,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	17,298
73,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	72,361
52,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 144a, 5.875%, 6/1/21	52,000
63,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	65,520
13,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	13,097
72,000	General Motors Financial Co., Inc.,
	4.375%, 9/25/21	73,620
7,000	International Lease Finance Corp.,
	5.875%, 8/15/22	7,315
113,000	International Lease Finance Corp.,
	6.250%, 5/15/19	121,080
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	52,308
45,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	48,150
58,000	Navient LLC MTN, 6.125%, 3/25/24	56,550
21,000	Ocwen Financial Corp., 144a,
	6.625%, 5/15/19	20,265
26,000	PHH Corp., 6.375%, 8/15/21	25,480
141,000	PHH Corp., 7.375%, 9/1/19	149,460
		1,256,264

	Materials — 8.8%
73,000	Aleris International, Inc.,
	7.625%, 2/15/18	73,365
190,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	198,312
65,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	67,762
103,000	Chemtura Corp., 5.750%, 7/15/21	101,970
93,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	94,279
2,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	2,060
25,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	25,562
11,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	11,192
31,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	33,015
42,000	HudBay Minerals, Inc. (Canada), 144a,
	9.500%, 10/1/20	44,730
20,000	Huntsman International LLC,
	4.875%, 11/15/20	19,700
110,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	111,100
139,000	PolyOne Corp., 5.250%, 3/15/23	134,830
79,000	Steel Dynamics, Inc., 5.250%, 4/15/23	79,592
47,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	50,675
25,000	Tembec Industries, Inc. (Canada),
	144a, 9.000%, 12/15/19	25,188
53,000	Vulcan Materials Co., 7.500%, 6/15/21	62,010
		1,135,342

	Telecommunication Services — 7.9%
66,000	CenturyLink, Inc., 5.625%, 4/1/20	68,079
22,000	CenturyLink, Inc., 5.800%, 3/15/22	22,550
17,000	CenturyLink, Inc., 6.450%, 6/15/21	18,190
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	32,705
68,000	Frontier Communications Corp.,
	6.250%, 9/15/21	67,320
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	62,160
39,000	GCI, Inc., 8.625%, 11/15/19	40,170
42,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	44,415
75,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	74,812
100,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	109,375
67,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	77,385
5,000	T-Mobile USA, Inc., 5.250%, 9/1/18	5,150
27,000	T-Mobile USA, Inc., 6.000%, 3/1/23	26,966

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 100.9% (Continued)

	Telecommunication Services — (Continued)
$21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	$21,105
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,150
7,000	T-Mobile USA, Inc., 6.464%, 4/28/19	7,271
137,000	T-Mobile USA, Inc., 6.542%, 4/28/20	140,425
13,000	T-Mobile USA, Inc., 6.836%, 4/28/23	13,358
59,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	63,130
51,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	54,442
44,000	Windstream Corp., 7.750%, 10/15/20	46,310
		1,010,468

	Health Care — 7.0%
63,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	61,425
187,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	198,220
41,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	40,488
57,000	HCA, Inc., 6.500%, 2/15/20	62,272
44,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	42,900
41,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	41,512
134,000	Select Medical Corp., 6.375%, 6/1/21	134,000
190,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	178,600
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	60,622
71,000	Valeant Pharmaceuticals International
	Inc. (Canada), 144a, 6.750%, 8/15/18	74,905
		894,944

	Consumer Staples — 5.9%
60,000	ARAMARK Corp., 5.750%, 3/15/20	61,500
53,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	51,940
5,000	Cardtronics, Inc., 144a, 5.125%, 8/1/22	4,925
99,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	97,144
6,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	5,858
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	45,900
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	28,822
17,000	HJ Heinz Co., 4.250%, 10/15/20	16,895
100,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	105,000
220,000	Post Holdings, Inc., 7.375%, 2/15/22	217,800
35,000	Smithfield Foods, Inc., 6.625%, 8/15/22	36,925
88,000	Smithfield Foods, Inc., 144a,
	5.250%, 8/1/18	88,220
		760,929

	Information Technology — 4.5%
93,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	96,720
22,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	23,375
103,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	105,575
14,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	14,350
42,000	Equinix, Inc., 4.875%, 4/1/20	41,580
75,000	Equinix, Inc., 5.375%, 4/1/23	74,250
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	32,938
80,000	IAC/InterActiveCorp, 4.875%, 11/30/18	80,800
51,000	NCR Corp., 5.875%, 12/15/21	52,148
32,000	Seagate HDD Cayman (Cayman
	Islands), 144a, 4.750%, 1/1/25	31,840
25,000	ViaSat, Inc., 6.875%, 6/15/20	26,500
		580,076

	Utilities — 3.5%
192,000	Calpine Corp., 144a, 7.875%, 1/15/23	209,280
159,000	DPL, Inc., 7.250%, 10/15/21	164,168
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	46,200
21,000	NRG Energy, Inc., 7.875%, 5/15/21	22,575
		442,223
	Total Corporate Bonds	$12,956,073

Shares

	Investment Funds — 0.1%
13,803	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	13,803
4	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	4
	Total Investment Funds	$13,807

	Total Investment Securities —101.0%
	(Cost $12,950,845)	$12,969,880

	Liabilities in Excess of Other Assets
	—(1.0%)	(126,762)

	Net Assets — 100.0%	$12,843,118

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $13,320.

11

Touchstone High Yield Fund (Unaudited) (Continued)

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $4,827,691 or 37.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$12,956,073	$—	$12,956,073
Investment Funds	13,807	—	—	13,807
				$12,969,880

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Financials — 20.8%
American Express Co.	4,714	$412,663
Ameriprise Financial, Inc.	9,290	1,146,200
BlackRock, Inc.	3,530	1,158,970
Citigroup, Inc.	14,110	731,180
Discover Financial Services	12,840	826,768
Goldman Sachs Group, Inc. (The)	5,040	925,193
Invesco Ltd.	10,360	409,013
JPMorgan Chase & Co.	15,090	909,022
Lincoln National Corp.	11,640	623,671
State Street Corp.	6,786	499,517
Wells Fargo & Co.	16,460	853,780
		8,495,977

Information Technology — 17.9%
Apple, Inc.	10,030	1,010,522
Cisco Systems, Inc.	24,470	615,910
EMC Corp.	15,130	442,704
Google, Inc. - Class C*	754	435,329
Google, Inc. - Class A*	754	443,661
Hewlett-Packard Co.	31,440	1,115,177
Intel Corp.	33,396	1,162,849
Oracle Corp.	15,821	605,628
Qualcomm, Inc.	10,236	765,346
TE Connectivity Ltd. (Switzerland)	12,897	713,075
		7,310,201

Industrials — 15.5%
Danaher Corp.	8,598	653,276
General Electric Co.	31,430	805,237
Illinois Tool Works, Inc.	9,226	778,859
Norfolk Southern Corp.	8,010	893,916
Oshkosh Corp.	7,360	324,943
Union Pacific Corp.	11,914	1,291,716
United Rentals, Inc.*	10,330	1,147,663
United Technologies Corp.	3,915	413,423
		6,309,033

Health Care — 14.9%
Express Scripts Holding Co.*	13,752	971,304
Gilead Sciences, Inc.*	9,220	981,469
McKesson Corp.	4,977	968,873
Merck & Co., Inc.	10,440	618,883
Pfizer, Inc.	11,830	349,813
Stryker Corp.	4,750	383,562
UnitedHealth Group, Inc.	10,212	880,785
WellPoint, Inc.	3,390	405,512
Zimmer Holdings, Inc.	5,130	515,822
		6,076,023

Consumer Discretionary — 12.8%
CBS Corp. - Class B	12,660	677,310
Delphi Automotive PLC (United
Kingdom)	14,060	862,440
Gannett Co., Inc.	31,850	944,990
Home Depot, Inc. (The)	12,308	1,129,136
Macy's, Inc.	14,060	818,011
Whirlpool Corp.	5,270	767,576
		5,199,463

Energy — 7.8%
Atwood Oceanics, Inc.*	4,540	198,353
Cameron International Corp.*	4,540	301,365
Chevron Corp.	3,258	388,745
ConocoPhillips	11,735	897,962
Halliburton Co.	9,630	621,231
Phillips 66	9,497	772,201
		3,179,857

Consumer Staples — 4.6%
Altria Group, Inc.	14,630	672,102
CVS Caremark Corp.	10,240	815,002
Philip Morris International, Inc.	4,882	407,159
		1,894,263

Materials — 1.0%
CF Industries Holdings, Inc.	1,520	424,414

Utilities — 1.0%
NextEra Energy, Inc.	4,290	402,745

Telecommunication Services — 0.4%
Vodafone Group PLC ADR	5,489	180,533
Total Common Stocks		$39,472,509

Investment Fund — 2.8%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,130,374	1,130,374

Total Investment Securities —99.5%
(Cost $32,423,468)		$40,602,883

Other Assets in Excess of Liabilities — 0.5%		194,630

Net Assets — 100.0%		$40,797,513

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

13

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$39,472,509	$—	$—	$39,472,509
Investment Fund	1,130,374	—	—	1,130,374
				$40,602,883

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Health Care — 18.5%
Allscripts Healthcare Solutions, Inc.*	21,630	$290,166
Cooper Cos., Inc. (The)	3,430	534,222
Cubist Pharmaceuticals, Inc.*	8,130	539,344
Endo International PLC (Ireland)*	5,450	372,453
ICON PLC (Ireland)*	5,360	306,753
Jazz Pharmaceuticals PLC (Ireland)*	3,680	590,861
Mettler-Toledo International, Inc.*	1,435	367,547
MWI Veterinary Supply, Inc.*	2,590	384,356
Qiagen N.V.*†	12,500	284,625
Quest Diagnostics, Inc.	6,040	366,507
Vertex Pharmaceuticals, Inc.*	3,550	398,700
		4,435,534

Consumer Discretionary — 18.1%
Allison Transmission Holdings, Inc.	15,360	437,606
AMC Networks, Inc. - Class A*	3,820	223,164
Deckers Outdoor Corp.*	3,770	366,369
Dollar General Corp.*	4,040	246,884
Hanesbrands, Inc.	3,000	322,320
Jarden Corp.*	7,155	430,087
Kate Spade & Co.*	9,590	251,546
Liberty Global PLC -Class C (United
Kingdom)	8,950	367,084
Mohawk Industries, Inc.*	1,225	165,154
Polaris Industries, Inc.	3,180	476,332
Starwood Hotels & Resorts Worldwide,
Inc.	3,640	302,884
Tiffany & Co.	4,000	385,240
Urban Outfitters, Inc.*	9,590	351,953
		4,326,623

Industrials — 16.4%
AMETEK, Inc.	9,000	451,890
Copart, Inc.*	14,720	460,957
IHS, Inc. - Class A*	3,345	418,761
ITT Corp.	6,680	300,199
JB Hunt Transport Services, Inc.	5,320	393,946
Lincoln Electric Holdings, Inc.	3,450	238,516
Nielsen Holdings NV	6,500	288,145
Norfolk Southern Corp.	3,540	395,064
Sensata Technologies Holding N.V.
(Netherlands)*	7,100	316,163
TransDigm Group, Inc.	1,455	268,200
United Continental Holdings, Inc.*	8,680	406,137
		3,937,978

Information Technology — 16.2%
Akamai Technologies, Inc.*	5,130	306,774
Alliance Data Systems Corp.*	1,815	450,610
Autodesk, Inc.*	8,220	452,922
F5 Networks, Inc.*	3,730	442,900
FEI Co.	4,320	325,814
LinkedIn Corp. - Class A*	1,388	288,413
NICE Systems Ltd. ADR	6,950	283,490
NXP Semiconductors N.V.,
(Netherlands)*	5,820	398,263
Red Hat, Inc.*	5,540	311,071
Skyworks Solutions, Inc.	4,540	263,547
Total System Services, Inc.	11,270	348,919
		3,872,723

Financials — 8.0%
Ameriprise Financial, Inc.	3,040	375,075
Aon PLC (United Kingdom)	4,910	430,460
CBRE Group, Inc. - Class A*	14,220	422,903
Regions Financial Corp.	34,350	344,874
T Rowe Price Group, Inc.	4,360	341,824
		1,915,136

Energy — 6.8%
CONSOL Energy, Inc.	11,180	423,275
Ensco PLC - Class A (United Kingdom)	4,320	178,459
Forum Energy Technologies, Inc.*	9,410	288,040
Tesoro Corp.	8,310	506,744
Valero Energy Corp.	5,270	243,844
		1,640,362

Materials — 6.6%
Albemarle Corp.	3,040	179,056
Celanese Corp.	3,950	231,154
Eastman Chemical Co.	4,167	337,069
MeadWestvaco Corp.	9,590	392,615
Vulcan Materials Co.	7,220	434,861
		1,574,755

Consumer Staples — 5.9%
Church & Dwight Co., Inc.	6,680	468,669
Constellation Brands, Inc. - Class A*	1,400	122,024
Mead Johnson Nutrition Co.	5,630	541,719
WhiteWave Foods Co.- Class A*	8,000	290,640
		1,423,052

Telecommunication Services — 0.8%
SK Telecom Co. Ltd. ADR	6,130	185,984
Total Common Stocks		$23,312,147

Investment Funds — 4.0%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	290,194	290,194
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	653,657	653,657
Total Investment Funds		$943,851

Total Investment Securities —101.3%
(Cost $20,830,078)		$24,255,998

Liabilities in Excess of Other Assets — (1.3%)		(305,065)

Net Assets — 100.0%		$23,950,933

15

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $281,779.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,312,147	$—	$—	$23,312,147
Investment Funds	943,851	—	—	943,851
				$24,255,998

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Money Market Fund – September 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Variable Rate Demand Notes(A) — 45.6%
$400,000	Chatom AL IDB (Powersouth Energy Coop) Ser 2012 A (SPA: National Rural Utilities Finance)	0.500%	11/15/38	$400,000
170,000	Antigo WI IDR (Plaspack USA Proj) Ser 2008 B (LOC: BMO Harris Bank NA)	0.400	12/01/18	170,000
210,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank NA)	0.400	08/01/20	210,000
285,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.400	03/01/37	285,000
843,000	WAI Enterprises LLC Ser 2004	0.300	06/01/24	843,000
226,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.290	09/01/24	226,000
912,000	Mill Street Village LLC Ser 2006	0.290	01/01/37	912,000
340,000	FBC Chemical Corp. Ser 2000	0.270	10/01/15	340,000
115,000	CA St Infra & Eco Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.250	08/01/33	115,000
1,515,000	Phoenix Realty IL Spl Account Rev Ser 1999 (LOC: Northern Trust Company)	0.210	04/01/20	1,515,000
1,000,000	Lexington Financial Services LLC US Domestic Ser 2008	0.200	01/01/33	1,000,000
435,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.200	06/01/35	435,000
435,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.190	09/01/27	435,000
350,000	FL St HFC (Hsg Waterford Pointe) Ser 2000 E 2 (LIQ: FNMA)	0.180	02/15/33	350,000
594,000	Hopewell Development Co. Ser 2000	0.170	03/01/20	594,000
100,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.170	12/01/30	100,000
1,295,000	Springfield MO IDA (DMP Pptys LLC) Ser 2001 B (LOC: Guaranty Bank)	0.160	08/01/21	1,295,000
1,245,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.160	11/01/21	1,245,000
1,290,000	Sheboygan Falls WI Indl Rev (Adj Dev Htt Inc Proj) Ser 2007 A (LOC: U.S. Bank NA)	0.160	01/01/32	1,290,000
865,000	Miarko, Inc. Ser 2007	0.150	02/01/27	865,000
796,000	M&P Richfield LLC Ser 2001	0.150	11/01/28	796,000
240,000	WA St HFC (Whisperwood) Ser 2002 B (LIQ: FNMA)	0.150	05/15/35	240,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.150	05/15/37	240,000
1,200,000	Abag CA Fin Auth For Nonprofit (Hsg Gaia Bldg A T) Ser 2000 (LIQ: FNMA)	0.110	09/15/32	1,200,000
170,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.090	12/01/29	170,000
1,400,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj A)	0.040	11/01/14	1,400,000
1,300,000	MS St Business Fin Co ((Chevron Usa Inc Proj) Ser A) Ser 2007	0.040	12/01/30	1,300,000
1,000,000	WI St Hlth & Edl Fa (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.040	02/01/38	1,000,000
700,000	NY Ser 2004 (LOC: Bank of NY Mellon)	0.030	03/01/34	700,000
1,200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.030	06/01/34	1,200,000
550,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.020	10/01/28	550,000
580,000	OH St Hgr Edu Fac Rev ((Case Western Reserve University Proj)) Ser 2002 A Conv 10/1/03 (SPA: Wells Fargo Bank NA)	0.020	10/01/31	580,000
300,000	OH St Hgr Edu Fac Rev ((Case Western Reserve University Proj)) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.020	10/01/31	300,000
700,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser 2014 C (SPA: Barclays Bank PLC)	0.010	11/15/45	700,000
	Total Variable Rate Demand Notes			$23,001,000

	U.S. Government Agency Obligations — 24.8%
500,000	Overseas Private Investment Corp.(A)#	0.390	05/02/15	500,812
2,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	2,000,000
1,000,000	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	1,000,000
1,000,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/20	1,000,000
500,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/22	500,000
1,333,333	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,333,333
647,046	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	647,046
4,000,000	Overseas Private Investment Corp.(A)(B)	0.110	07/15/25	4,000,000
700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	700,000
300,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	300,000

17

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 24.8% (Continued)
$300,000	Overseas Private Investment Corp.(A)(B)	0.110%	09/30/31	$300,000
200,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	200,000
	Total U.S. Government Agency Obligations			$12,481,191

	Corporate Bonds — 16.3%
400,000	Royal Bank of Canada	1.450	10/30/14	400,382
370,000	International Business Machines Corp.	0.875	10/31/14	370,205
300,000	Standard Chartered PLC MTN 144a	5.500	11/18/14	302,063
600,000	US BanCorp. MN MTN	2.875	11/20/14	602,109
315,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	315,283
160,000	Canadian Imperial Bank of Commerce/Canada 144a	1.500	12/12/14	160,412
250,000	Caterpillar Financial Services Corp. MTN	1.125	12/15/14	250,460
500,000	Bank of Nova Scotia	1.850	01/12/15	502,143
1,195,000	ConocoPhillips	4.600	01/15/15	1,209,508
145,000	Credit Suisse USA, Inc.	4.875	01/15/15	146,833
164,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	165,373
100,000	UBS AG/Stamford CT	3.875	01/15/15	101,006
100,000	Bank of Nova Scotia	3.400	01/22/15	100,968
200,000	Bank of Tokyo-Mitsubishi UFJ Ltd (The) 144a	3.850	01/22/15	202,118
264,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	264,575
1,300,000	HSBC USA, Inc. MTN	2.375	02/13/15	1,309,807
418,000	Procter & Gamble Co. (The) MTN	3.500	02/15/15	422,959
400,000	Toyota Motor Credit Corp. MTN	1.000	02/17/15	401,150
100,000	Bank of New York Mellon Corp. (The) MTN	1.200	02/20/15	100,288
600,000	US BanCorp. MN MTN	3.150	03/04/15	607,236
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	3.200	03/11/15	101,273
100,000	Credit Suisse/New York NY MTN	3.500	03/23/15	101,477
100,000	Caterpillar Financial Services Corp.	1.050	03/26/15	100,363
	Total Corporate Bonds			$8,237,991

	Commercial Paper — 8.2%
500,000	ADP(C)	0.030	10/01/14	500,000
1,000,000	Washington Gas Light Co.(C)	0.100	10/01/14	1,000,000
937,000	National Rural Utilities(C)	0.080	10/03/14	936,996
1,000,000	Nstar Electric(C)	0.130	10/06/14	999,983
700,000	PNC Bank N.A.(C)	0.310	01/16/15	700,000
	Total Commercial Paper			$4,136,979

	Certificate of Deposit — 3.2%
500,000	Bank of Nova Scotia/Houston(B)	0.240	02/25/15	500,000
500,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.214	03/20/15	500,000
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY(B)	0.254	07/17/15	600,000
	Total Certificate of Deposit			$1,600,000

	Municipal Bonds — 2.3%
300,000	American Muni Pwr-Ohio, Inc. BANS Ser 2013	1.000	10/23/14	300,036
150,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	150,037
200,000	Fishers Indl Redev Dist Co O BANS Revenue Notes Ser 2012	0.750	12/06/14	200,089
200,000	Avon OH Wtr Sys Impt Rev BANS Txbl Revenue Notes Ser 2014	1.000	02/05/15	200,311
200,000	Franklin Co OH Spl Oblg Txbl BANS Stadium Fac Proj Ser 2014	0.800	03/05/15	200,338
100,000	Westerville OH (Spl Oblg) Non-Ta Txbl NTS Revenue Notes Ser 2014	0.350	05/05/15	100,000
	Total Municipal Bonds			$1,150,811

18

Touchstone Money Market Fund (Unaudited) (Continued)

Value

Total Investment Securities —100.4%
(Cost $50,607,972)	$50,607,972

Liabilities in Excess of Other Assets — (0.4%)	(208,647)

Net Assets — 100.0%	$50,399,325

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2014.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	IDA - Industrial Development Authority/Agency	LIQ - Liquidity Agreement

CCAO - County Commissioners' Association of Ohio	IDB - Industrial Development Board	MTN - Medium Term Note

FHLB - Federal Home Loan Bank	IDR - Industrial Development Revenue	SPA - Stand-by Purchase Agreement

FNMA - Federal National Mortgage Association	LLC - Limited Liability Company	UTGO - Unlimited Tax General Obligation

HFC - Housing Finance Commission	LOC - Letter of Credit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, 2014, these securities were valued at $765,866 or 1.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$23,001,000	$—	$23,001,000
U.S. Government Agency Obligations	—	12,481,191	—	12,481,191
Corporate Bonds	—	8,237,991	—	8,237,991
Commercial Paper	—	4,136,979	—	4,136,979
Certificate of Deposit	—	1,600,000	—	1,600,000
Municipal Bonds	—	1,150,811	—	1,150,811
				$50,607,972

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Third Avenue Value Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

United States — 53.1%

Consumer Discretionary — 2.9%
CBS Corp. - Class B	7,800	$417,300
Target Corp.	6,246	391,499

Energy — 13.8%
Apache Corp.	12,836	1,204,915
Bristow Group, Inc.	9,140	614,208
Devon Energy Corp.	14,574	993,655
SEACOR Holdings, Inc.*	14,115	1,055,802

Financials — 28.7%
Bank of New York Mellon Corp. (The)	38,148	1,477,472
Comerica, Inc.	22,814	1,137,506
KeyCorp	71,280	950,162
Leucadia National Corp.	34,099	812,920
Loews Corp.	12,044	501,753
Tejon Ranch Co.*	13,300	372,932
Weyerhaeuser Co. REIT	47,855	1,524,660
White Mountains Insurance Group
Ltd.	2,045	1,288,493

Industrials — 3.2%
AGCO Corp.	13,800	627,348
Regal-Beloit Corp.	4,200	269,850

Information Technology — 4.5%
NVIDIA Corp.	31,836	587,374
Symantec Corp.	29,076	683,577
Total United States		14,911,426

France — 9.6%

Consumer Discretionary — 1.8%
Cie Generale des Etablissements
Michelin	5,314	501,244

Energy — 4.4%
Total SA	19,150	1,244,449

Industrials — 3.4%
Nexans SA*	25,490	956,201
Total France		2,701,894

Canada — 8.3%

Energy — 0.5%
Encana Corp.	6,494	137,738

Materials — 7.8%
Canfor Corp.*	55,487	1,242,568
Canfor Corp.*	2,509	56,101
Capstone Mining Corp.*	441,200	886,379
Total Canada		2,322,786

Hong Kong — 5.8%

Financials — 3.1%
Cheung Kong Holdings Ltd.	52,000	856,527

Industrials — 2.7%
Hutchison Whampoa Ltd.	63,000	762,668
Total Hong Kong		1,619,195

Germany — 5.5%

Consumer Discretionary — 1.0%
Daimler AG	3,589	275,296

Telecommunication Services — 4.5%
Telefonica Deutschland Holding AG	243,826	1,274,980
Total Germany		1,550,276

Korea — 4.6%

Materials — 4.6%
POSCO ADR	16,928	1,284,835

China — 3.5%

Financials — 3.5%
Pargesa Holding SA	12,440	990,952

United Kingdom — 2.6%

Telecommunication Services — 2.6%
Vodafone Group PLC	221,945	735,439

Sweden — 2.4%

Financials — 2.4%
Investor AB	19,337	683,870

Japan — 1.2%

Consumer Discretionary — 1.2%
Toyota Industries Corp.	6,700	323,775
Total Common Stocks		$27,124,448

Investment Fund — 3.6%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	997,377	997,377

Total Investment Securities —100.2%
(Cost 25,487,750)		$28,121,825

Liabilities in Excess of Other Assets — (0.2%)		(55,958)

Net Assets — 100.0%		$28,065,867

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

20

Touchstone Third Avenue Value Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$27,124,448	$—	$—	$27,124,448
Investment Fund	997,377	—	—	997,377
				$28,121,825

At September 30, 2014, securities valued at $3,548,872 were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 are due to the closure of several foreign markets at the December 31, 2013 year end.

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2014 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.8%
8,550	iShares Core S&P 500 ETF	$1,695,123
43,600	iShares Core Total US Bond Market ETF	4,757,196
55,000	iShares MSCI EAFE Index Fund†	3,526,600
59,000	iShares S&P 500 Growth Index Fund†	6,302,380
53,760	iShares S&P 500 Value Index Fund†	4,842,163
4,500	iShares S&P MidCap 400 Growth Index
	Fund	681,525
7,630	iShares S&P MidCap 400 Value Index
	Fund†	917,965
3,810	iShares S&P SmallCap 600 Growth
	Index Fund†	428,854
6,120	iShares S&P SmallCap 600 Value Index
	Fund†	656,492
	Total Exchange Traded Funds	$23,808,298

	Investment Funds — 17.9%
3,890,804	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	3,890,804
416,530	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	416,530
	Total Investment Funds	$4,307,334

	Total Investment Securities —116.7%
	(Cost $24,885,588)	$28,115,632

	Liabilities in Excess of
	Other Assets — (16.7%)	(4,029,093)

	Net Assets — 100.0%	$24,086,539

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $3,797,679 .

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,808,298	$—	$—	$23,808,298
Investment Funds	4,307,334	—	—	4,307,334
				$28,115,632

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2014 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.8%
41,760	iShares Barclays 1-3 Year Treasury
	Bond Fund†	$3,529,138
3,550	iShares Core S&P 500 ETF	703,822
109,100	iShares Core Total US Bond Market ETF	11,903,900
23,780	iShares MSCI EAFE Index Fund†	1,524,774
25,660	iShares S&P 500 Growth Index Fund†	2,741,001
23,910	iShares S&P 500 Value Index Fund†	2,153,574
1,390	iShares S&P MidCap 400 Growth Index
	Fund	210,516
3,630	iShares S&P MidCap 400 Value Index
	Fund	436,725
1,780	iShares S&P SmallCap 600 Growth
	Index Fund	200,357
1,840	iShares S&P SmallCap 600 Value Index
	Fund†	197,377
	Total Exchange Traded Funds	$23,601,184

	Investment Funds — 27.0%
6,148,953	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	6,148,953
300,215	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	300,215
	Total Investment Funds	$6,449,168

	Total Investment Securities —125.8%
	(Cost $28,181,346)	$30,050,352

	Liabilities in Excess of
	Other Assets — (25.8%)	(6,165,401)

	Net Assets — 100.0%	$23,884,951

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $6,016,451.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,601,184	$—	$—	$23,601,184
Investment Funds	6,449,168	—	—	6,449,168
				$30,050,352

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2014 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.8%
10,650	iShares Core S&P 500 ETF	$2,111,468
126,490	iShares Core Total US Bond Market ETF	13,801,324
59,380	iShares MSCI EAFE Index Fund	3,807,446
64,740	iShares S&P 500 Growth Index Fund	6,915,527
58,080	iShares S&P 500 Value Index Fund†	5,231,266
4,270	iShares S&P MidCap 400 Growth Index
	Fund	646,692
8,150	iShares S&P MidCap 400 Value Index
	Fund†	980,526
2,570	iShares S&P SmallCap 600 Growth
	Index Fund	289,279
5,730	iShares S&P SmallCap 600 Value Index
	Fund†	614,657
	Total Exchange Traded Funds	$34,398,185

	Investment Funds — 5.9%
1,529,434	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	1,529,434
520,486	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	520,486
	Total Investment Funds	$2,049,920

	Total Investment Securities —104.7%
	(Cost $30,742,952)	$36,448,105

	Liabilities in Excess of
	Other Assets — (4.7%)	(1,632,352)

	Net Assets — 100.0%	$34,815,753

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $1,483,030.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,398,185	$—	$—	$34,398,185
Investment Funds	2,049,920	—	—	2,049,920
				$36,448,105

See accompanying Notes to Portfolios of Investments.

24

Notes to Portfolios of Investments

September 30, 2014 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio, geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 except as shown in the Portfolio of Investments for the Third Avenue Value Fund.

Investments held by the Touchstone Money Market Fund valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds,

25

Notes to Portfolios of Investments (Unaudited) (Continued)

pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

26

Notes to Portfolios of Investments (Unaudited) (Continued)

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the period ended September 30, 2014, there were no open forward foreign currency contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of September 30, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$301,307	$311,850
Baron Small Cap Growth Fund	2,424,415	2,512,542
High Yield Fund	13,320	13,803
Mid Cap Growth Fund	281,779	290,194
Aggressive ETF Fund	3,797,679	3,890,804
Conservative ETF Fund	6,016,451	6,148,953
Moderate ETF Fund	1,483,030	1,529,434

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Funds. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$49,051,198	$857,192	$(497,859)	$359,333
Baron Small Cap Growth Fund	14,912,111	12,064,178	(291,625)	11,772,553
High Yield Fund	12,950,845	193,044	(174,009)	19,035
Large Cap Core Equity Fund	32,423,468	8,559,540	(380,125)	8,179,415
Mid Cap Growth Fund	20,830,078	3,804,247	(378,327)	3,425,920
Money Market Fund	50,607,972	—	—	—
Third Avenue Value Fund	25,487,750	3,948,257	(1,314,182)	2,634,075
Aggressive ETF Fund	24,885,588	3,230,044	—	3,230,044
Conservative ETF Fund	28,181,346	1,869,006	—	1,869,006
Moderate ETF Fund	30,742,952	5,705,153	—	5,705,153

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/24/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/24/14

* Print the name and title of each signing officer under his or her signature.